Expenses of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Expenses of the Plan	Expenses of the Plan
The Plan has paid all reasonable third-party fees and expenses for administration of the Plan, including (but not limited to) trustee fees, record-keeping fees, investment consulting fees, and proxy voting fees. Such expenses may be assessed to participant accounts as a quarterly administrative charge. Expenses incident to the management of the Plan’s investments are deducted from the earnings of the respective investments. Audit fees and communication expenses are paid by the Company.